[CHAPMAN AND CUTLER LLP LETTERHEAD]

December 17, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc.
(Registration Nos. 033-16905 and 811-05309)

Ladies and Gentlemen:

On behalf of Nuveen Investment Funds, Inc. (the “Registrant”), we are transmitting Post-Effective Amendment No. 135 and Amendment No. 135 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Dividend Value Fund, Nuveen Large Cap Growth Opportunities Fund and Nuveen Mid Cap Growth Opportunities Fund (individually, a “Fund,” and collectively, the “Funds”), each a series of the Registrant, and pursuant to this Amendment, each Fund seeks to add a new share class, Class R6 shares. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act and it is proposed that this Amendment will become effective 60 days after the filing of the Amendment. Subsequent to the effectiveness of this Amendment, the Funds may be included in a revised prospectus and statement of additional information (“SAI”) that includes additional series funds of the Registrant. Such prospectus and SAI are expected to be included in Post-Effective Amendment No. 137 to the registration statement on Form N-1A for the Registrant filed pursuant to Rule 485(b) under the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure